Other Assets (Schedule of Other Assets) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Other Assets [Abstract]
Accounts receivable and other items	$ 12,931	$ 13,893
Accrued interest	5,509	5,504
Cheques and other Items in transit	1,656	0
Current income tax receivable	4,061	4,814
Defined benefit asset	1,042	1,254
Insurance-related assets, excluding investments	1,794	1,462
Prepaid expenses	1,188	702
Total	$ 28,181	$ 27,629